STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net earnings (loss)	$ (17)	$ (5)	$ 28
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	36	39	65
Universal life and investment-type product policy fee income	(152)	(91)	(131)
(Income) loss from derivative instruments	9	(13)	(8)
Change in accrued investment income	0	(1)	3
Investment (gains) losses, net	1	6	(68)
Change in deferred policy acquisition costs and value of business acquired	(73)	(64)	(60)
Change in the fair value of the reinsurance contract asset	0	0	7
Change in future policy benefits	6	26	(18)
Change in other policyholders liabilities	4	2	(2)
Change in current and deferred income taxes	(13)	(67)	(20)
Provision for depreciation and amortization	2	3	7
Dividends from AB Units	5	5	4
Equity in earnings from AB	(5)	(1)	(5)
Amortization of deferred reinsurance costs	8	8	4
Cash transferred as result of reinsurance agreement with Protective Life	0	0	(74)
Other, net	(2)	(24)	41
Net cash provided by (used in) operating activities	(191)	(177)	(227)
Cash flows from investing activities:
Maturities and repayments of fixed maturities and mortgage loans	86	159	290
Sales of investments	19	38	111
Purchases of investments	(153)	(314)	(251)
Cash settlement related to derivative instruments	(7)	1	(4)
Other, net	(12)	(46)	19
Net cash provided by (used in) investing activities	(67)	(162)	165
Cash flows from financing activities:
Deposits	406	281	279
Withdrawals and transfers to Separate Accounts	(19)	(41)	(41)
Change in collateralized pledged liabilities	0	7	12
Return of capital	0	0	(200)
Net cash provided by (used in) financing activities	387	247	50
Change in cash and cash equivalents	129	(92)	(12)
Cash and cash equivalents, beginning of year	47	139	151
Cash and Cash Equivalents, End of Year	176	47	139
Schedule of non-cash financing activities:
Share-based Programs	$ 3	$ 2	$ 0